March 30, 2016

U.S.	Securities & Exchange Commission
100	F Street, N.E.

Washington, DC 20549

Re:	Vanguard Charlotte Fund (the “Trust”) File No. 333-177613

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Christyn L. Rossman
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Asen Parachkevov
U.S. Securities and Exchange Commission